Fair Value Measurements (Tables)	12 Months Ended
Mar. 31, 2023
Fair Value Measurements [Abstract]
Schedule of Carrying Amounts and Fair Values of Financial Instruments	The carrying amounts and fair values of financial instruments by class are as follows:
As at March 31, 2023	Fair value through profit & loss	Fair value through other comprehensive income	(In USD) Amortised cost
Financial Assets
(i) Investments	—
(ii) Trade receivables	1,831,724
(iii) Others financial assets	2,529,576
Total	4,361,300	—	—

Financial Liabilities
(i) Borrowings			3,899,316
(ii) Trade payables	6,802,780
(iii) Other financial liabilities	1,715,060
Total	8,517,840	—	3,899,316
As at March 31, 2022	Fair value through profit & loss	Fair value through other comprehensive income	Amortised cost
Financial Assets
Trade receivable	—
Other receivables	50,939,090
Other financial assets	330
Total	50,939,420	—	—

Financial Liabilities
(i) Borrowings			1,038,155
(ii) Trade payables	941,162
(iii) Other financial liabilities	1,510,240
Total	2,451,402	—	—

Schedule of Fair Value of Instruments Measured at Amortized Cost	Fair value of instruments measured at amortized cost
Financial liabilities	Carrying value as of 31 March 2023	Fair value as of 31 March 2022
Borrowings	$3,899,316.00	$3,899,316.00
Financial liabilities	Carrying value as of 31 March 2022	Fair value as of 31 March 2022
Borrowings	$1,038,155	$1,038,155